Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
AB Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Short Duration Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide a moderate rate of income that is subject to taxes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio may invest in many types of fixed-income securities, including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-indexed securities, as well as other securities of U.S. and non-U.S. issuers. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar.  The Portfolio may also invest up to 20% of its assets in hybrid instruments, which have characteristics of futures contracts, options, currencies and securities.

The Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions.  The Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time.  The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen the average duration when it anticipates that rates will fall.

To identify attractive bonds for the Portfolio, the Adviser evaluates securities and sectors to identify the most attractive securities in the market at a given time—those offering the highest expected return in relation to their risks.  In addition, the Adviser may analyze the yield curve to determine the optimum combination of duration for given degrees of interest rate risk.

The Portfolio may invest in investment grade quality securities rated A or Baa (including Baa1, Baa2 and Baa3) by Moody's Investors Service, Inc. ("Moody's"), or A or BBB (including BBB+ and BBB-) by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch").  If a security has a split rating, then the Portfolio will use the rating deemed by the Adviser to be the most appropriate under the circumstances.  If securities are downgraded to below Baa3 or BBB-, or if unrated, are determined by the Adviser to have undergone similar credit quality deterioration, the Adviser may retain such securities if the Adviser concludes that disposition would not be in the best interests of the Portfolio.

Unrated securities may be purchased by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by their terms limit risk to a level comparable to that of rated securities that are consistent with the Portfolio's investment policies.

		The Portfolio may invest in variable, floating, and inverse floating-rate investments. The Portfolio may also invest in zero-coupon and interest-only or principal-only securities. The Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates.  The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending .  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Duration Risk:  Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates.  The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security.  Fixed-income securities with longer durations have more risk and will decrease more in price as interest rates rise.  For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk:  An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Inflation Risk:  This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the value of each Portfolio's assets can decline as can the value of the Portfolio's distributions.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk:  Fluctuations in currency exchange rates may negatively affect the value of the Portfolio's investments or reduce its returns.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over ten years ; and
  how the Portfolio's average annual returns for one , five and ten years compare to those of a broad-based securities market index.
		The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio's performance changed from year to year over ten years ; and
  how the Portfolio's average annual returns for one , five and ten years compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2016 , the year-to-date unannualized return for the Portfolio's shares was 2.10%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 2.95%, 3rd quarter, 2009; and Worst Quarter was down -1.71%, 3rd quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2015 )
AB Short Duration Bond Portfolio | AB Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Portfolio Operating Expenses	rr_NetExpensesOverAssets	0.07%	[2],[3]
After 1 Year	rr_ExpenseExampleYear01	$ 7
After 3 Years	rr_ExpenseExampleYear03	80
After 5 Years	rr_ExpenseExampleYear05	159
After 10 Years	rr_ExpenseExampleYear10	$ 393
2006	rr_AnnualReturn2006	4.59%
2007	rr_AnnualReturn2007	4.12%
2008	rr_AnnualReturn2008	(4.22%)
2009	rr_AnnualReturn2009	8.32%
2010	rr_AnnualReturn2010	4.59%
2011	rr_AnnualReturn2011	1.72%
2012	rr_AnnualReturn2012	1.42%
2013	rr_AnnualReturn2013	0.42%
2014	rr_AnnualReturn2014	0.98%
2015	rr_AnnualReturn2015	0.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.71%)
1 Year	rr_AverageAnnualReturnYear01	0.73%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	2.22%
AB Short Duration Bond Portfolio | BofA Merrill Lynch 1-3 Year Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	2.42%

[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until January 1, 2018 and will be automatically extended for one-year terms unless the Adviser provides notice of termination 60 days prior to that date.
[2]	After Fee Waiver and/or Expense Reimbursement
[3]	Restated to reflect current expenses.